Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
12.	SEGMENT INFORMATION
The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastruct ur
e across differ
en
t segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.
The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2017, 2018 and 2019:

	For the y ear ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues:
Utility Products and Related Services	3,439,563	3,119,483	1,573,030	225,952
Mobile Entertainment	1,496,443	1,778,867	1,871,543	268,830
AI and others	38,751	83,355	143,122	20,558

Total consolidated revenues	4,974,757	4,981,705	3,587,695	515,340

Operating income (loss):
Utility Products and Related Services	979,447	1,034,968	297,099	42,676
Mobile Entertainment	(417,350)	(312,515)	(375,278)	(53,905)
AI and others	(41,901)	(170,113)	(359,628)	(51,657)
Unallocated expenses(i)	(73,316)	(85,118)	(673,105)	(96,687)

Total consolidated operating (loss) income	446,880	467,222	(1,110,912)	(159,573)

(i)	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.